Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Original Non-Credit Loss at Time Credit Impairment (Detail) (Fixed maturities, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (45.1)	$ (45.8)
Residential mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	(44.2)	(44.8)
Commercial mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (0.9)	$ (1.0)